Assets and Liabilities Measured at Fair Value on a Recurring Basis - Schedule of net unrealized gains included in changes in net assets attributable to investments and mortgage loans payable (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total net realized and unrealized gains included in changes in net assets	$ 256.4	$ 363.7
Mortgage Loans Payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total realized and unrealized gains, still held, included in changes in net assets	(96.8)	86.2
Real Estate Properties
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total net realized and unrealized gains included in changes in net assets	355.2	282.6
Real Estate Joint Ventures
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total net realized and unrealized gains included in changes in net assets	(94.7)	80.8
Loans Receivable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total net realized and unrealized gains included in changes in net assets	$ (4.1)	$ 0.3